Supplemental Disclosures of Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014
Interest Paid [Abstract]
Interest paid	$ 478	$ 485	$ 514
Income Taxes Paid, Net [Abstract]
Income taxes paid	677	475	429
Other Significant Noncash Transactions [Line Items]
Non-cash capital lease obligation reduction		24
Discontinued operations, disposed of by means other than sale, spinoff [member]
Other Significant Noncash Transactions [Line Items]
Non-cash conversion of Park's property and equipment to timeshare inventory of HGV	$ 116		45
Mortgage loan assumed by Park		$ 450
Non-cash capital lease asset increase			11
Non-cash capital lease obligation increase			$ 11
Discontinued operations, disposed of by means other than sale, spinoff [member] | Equity investments exchange for Park [member]
Other Significant Noncash Transactions [Line Items]
Property and equipment				$ 144
Other intangible assets				1
Long-term debt				64
Equity investments				$ 59